Commitments and Contingencies (Details) - USD ($)	1 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	May 17, 2020	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2020	Jun. 26, 2020
Commitments and Contingencies (Details) [Line Items]
Settlement agreement amount			$ 2,050,000		$ 2,050,000
Purchase an additional units (in Shares)		5,850,000	5,850,000		1,000,000
Common stock amount	$ 75,000,000		$ 750,000
Purchase price percentage			96.00%
Description of common stock			During the term of the White Lion Agreement, on the terms and subject to the conditions set forth therein, the Company may draw up to the lesser of (i) the number of shares of the Company’s common stock which would result in beneficial ownership by White Lion of more than 4.99% of the outstanding shares of the Company’s common stock, (ii) the number of shares of the Company’s common stock equal to 30% of the average daily trading volume of the Company’s common stock over the five consecutive trading days immediately following the notice date, or (iii) the number of the Company’s common stock obtained by dividing $1,500,000 by the closing sale price of the Company’s common stock on the notice date.
Common Stock [Member]
Commitments and Contingencies (Details) [Line Items]
Additional share per units (in Dollars per share)		$ 1	$ 1
Brilliant Acquisition Corp [Member]
Commitments and Contingencies (Details) [Line Items]
Registration rights, description		Notwithstanding the foregoing, EarlyBirdCapital, Inc. (“EarlyBirdCapital”) may not exercise its demand and “piggyback” registration rights after five (5) and seven (7) years after the effective date of the registration statement and may not exercise its demand rights on more than one occasion. The Company will bear the expenses incurred in connection with the filing of any such registration statements.		Notwithstanding the foregoing, EarlyBirdCapital, Inc. (“EarlyBirdCapital”) may not exercise its demand and “piggyback” registration rights after five (5) and seven (7) years after the effective date of the registration statement and may not exercise its demand rights on more than one occasion. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Additional share per units (in Dollars per share)		$ 0.12	$ 0.12				$ 10
Cash fee equal percentage		1.00%	1.00%	1.00%
Holder [Member] | Brilliant Acquisition Corp [Member]
Commitments and Contingencies (Details) [Line Items]
Ownership percentage		25.00%	25.00%	25.00%
Underwriting Agreement [Member] | Brilliant Acquisition Corp [Member]
Commitments and Contingencies (Details) [Line Items]
Additional Units (in Shares)		600,000		600,000
Purchase an additional units (in Shares)						600,000
Additional share per units (in Dollars per share)						$ 10
Cash underwriting discount percentage		3.50%		3.50%
Gross proceeds value		$ 1,400,000		$ 1,400,000
Additional cash underwriting discount						$ 210,000
Additional share per unit (in Dollars per share)						$ 10
Business Combination [Member] | Brilliant Acquisition Corp [Member]
Commitments and Contingencies (Details) [Line Items]
Business combination marketing agreement description		The Company will pay EarlyBirdCapital a cash fee for such services upon the consummation of a Business Combination in an amount equal to 3.5% of the gross proceeds of Initial Public Offering, or $1,610,000, provided, however, that the this fee shall be reduced by an aggregate amount equal to 1.5% of the dollar amount of the Company’s securities purchased prior to the closing of the Business Combination by investors that: (i) are introduced to EarlyBirdCapital by the Company (or any of its direct or indirect affiliates); (ii) have not been previously introduced to a SPAC initial public offering by EarlyBirdCapital; (iii) continue to hold the Company’s ordinary shares through the closing of a Business Combination, and (iv) do not exercise redemption rights with respect thereto in connection with such Business Combination.		The Company will pay EarlyBirdCapital a cash fee for such services upon the consummation of a Business Combination in an amount equal to 3.5% of the gross proceeds of Initial Public Offering, or $1,610,000, provided, however, that the this fee shall be reduced by an aggregate amount equal to 1.5% of the dollar amount of the Company’s securities purchased prior to the closing of the Business Combination by investors that: (i) are introduced to EarlyBirdCapital by the Company (or any of its direct or indirect affiliates); (ii) have not been previously introduced to a SPAC initial public offering by EarlyBirdCapital; (iii) continue to hold the Company’s ordinary shares through the closing of a Business Combination, and (iv) do not exercise redemption rights with respect thereto in connection with such Business Combination.